Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Contingency [Line Items]
Balance	$ 67.0
Additions for tax positions related to prior years	53.3
Reductions for tax positions of prior years	(9.9)
Income Tax Audit Settlements	(20.1)
Expiration of statutes of limitations	(18.2)
Foreign currency revaluation	(7.4)
Balance	64.7
Liabilities For Unrecognized Tax Benefits [Member]
Income Tax Contingency [Line Items]
Balance	53.7
Additions for tax positions related to prior years	35.1
Reductions for tax positions of prior years	(9.6)
Income Tax Audit Settlements	(17.0)
Expiration of statutes of limitations	(9.9)
Foreign currency revaluation	(5.6)
Balance	46.7
Interest / Penalties [Member]
Income Tax Contingency [Line Items]
Balance	13.3
Additions for tax positions related to prior years	18.2
Reductions for tax positions of prior years	(0.3)
Income Tax Audit Settlements	(3.1)
Expiration of statutes of limitations	(8.3)
Foreign currency revaluation	(1.8)
Balance	$ 18.0